EIP Receivables - Gross EIP Receivables by Credit Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 92,081	$ 76,697
Prime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	72,283	55,764
Subprime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 19,798	$ 20,933